Schedule of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 71,045	$ 71,045
Foreign exchange translation	(6,467)	(3,855)
Total Goodwill	$ 64,578	$ 67,190